UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of

Registered Management Investment Company

Investment Company Act File Number: 811-23409

American Funds Multi-Sector Income Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: July 1, 2022 - June 30, 2023

Courtney R. Taylor

American Funds Multi-Sector Income Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

FORM N-PX

ICA File Number:  811-23409

Registrant Name:  American Funds Multi-Sector Income Fund

Reporting Period:  07/01/2022 - 06/30/2023

American Funds Multi-Sector Income Fund

CALIFORNIA RESOURCES CORPORATION Meeting Date: APR 28, 2023 Record Date: MAR 07, 2023 Meeting Type: ANNUAL
Ticker: CRC Security ID: 13057Q305
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Andrew B. Bremner	Management	For	For
1.2	Elect Director Tiffany (TJ) Thom Cepak	Management	For	For
1.3	Elect Director James N. Chapman	Management	For	For
1.4	Elect Director Francisco J. Leon	Management	For	For
1.5	Elect Director Mark A. (Mac) McFarland	Management	For	For
1.6	Elect Director Nicole Neeman Brady	Management	For	For
1.7	Elect Director Julio M. Quintana	Management	For	For
1.8	Elect Director William B. Roby	Management	For	For
1.9	Elect Director Alejandra (Ale) Veltmann	Management	For	For
2	Ratify KPMG LLP as Auditors	Management	For	For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
4	Amend Certificate of Incorporation to Allow Exculpation of Officers	Management	For	For

CHESAPEAKE ENERGY CORPORATION Meeting Date: JUN 08, 2023 Record Date: APR 10, 2023 Meeting Type: ANNUAL
Ticker: CHK Security ID: 165167735
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director Domenic J. ("Nick") Dell'Osso, Jr.	Management	For	For
1b	Elect Director Timothy S. Duncan	Management	For	For
1c	Elect Director Benjamin C. Duster, IV	Management	For	For
1d	Elect Director Sarah A. Emerson	Management	For	For
1e	Elect Director Matthew M. Gallagher	Management	For	For
1f	Elect Director Brian Steck	Management	For	For
1g	Elect Director Michael A. Wichterich	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
3	Advisory Vote on Say on Pay Frequency	Management	One Year	One Year
4	Ratify PricewaterhouseCoopers LLP as Auditors	Management	For	For

FRONTIER COMMUNICATIONS PARENT, INC. Meeting Date: MAY 17, 2023 Record Date: MAR 21, 2023 Meeting Type: ANNUAL
Ticker: FYBR Security ID: 35909D109
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director Kevin L. Beebe	Management	For	Did Not Vote
1b	Elect Director Lisa V. Chang	Management	For	Did Not Vote
1c	Elect Director Pamela L. Coe	Management	For	Did Not Vote
1d	Elect Director Nick Jeffery	Management	For	Did Not Vote
1e	Elect Director Stephen C. Pusey	Management	For	Did Not Vote
1f	Elect Director Margaret M. Smyth	Management	For	Did Not Vote
1g	Elect Director John G. Stratton	Management	For	Did Not Vote
1h	Elect Director Maryann Turcke	Management	For	Did Not Vote
1i	Elect Director Prat Vemana	Management	For	Did Not Vote
2	Ratify KPMG LLP as Auditors	Management	For	Did Not Vote
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Did Not Vote

END NPX REPORT

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MULTI-SECTOR INCOME FUND

(Registrant)

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Principal Executive Officer

Date: August 28, 2023